Average Annual Total Returns{- Health Care Services Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Health Care Services Portfolio	Health Care Services Portfolio-Default Return Before Taxes Past 1 year	Health Care Services Portfolio-Default Return Before Taxes Past 5 years	Health Care Services Portfolio-Default Return Before Taxes Past 10 years	Health Care Services Portfolio-Default After Taxes on Distributions Past 1 year	Health Care Services Portfolio-Default After Taxes on Distributions Past 5 years	Health Care Services Portfolio-Default After Taxes on Distributions Past 10 years	Health Care Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Health Care Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Health Care Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1520 Past 1 year	F1520 Past 5 years	F1520 Past 10 years
Total	20.15%	18.58%	16.84%	18.12%	16.71%	15.09%	13.22%	14.56%	13.62%	28.71%	18.47%	16.55%	30.49%	19.43%	18.99%